Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Identifiable Assets and Liabilities	The net recognized value of Heatwurx identifiable assets and liabilities included the following:
Cash	$6,280
Accounts payable	(26,098)
Accrued expenses	(17,932)
Net liabilities assumed	$(37,750)